Commitments and Contingencies (Schedule of Commitments to Purchase Goods or Services and for Future Minimum Guaranteed Royalties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Purchase commitments due in 2015	$ 71,569
Purchase commitments due in 2016	17,785
Purchase commitments due in 2017	9,222
Purchase commitments due in 2018	8,174
Purchase commitments due in 2019	7,420
Purchase commitments due, thereafter	0
Purchase commitments due, total	114,170
License & royalty commitments due in 2015	1,783
License & royalty commitments due in 2016	1,787
License & royalty commitments due in 2017	1,737
License & royalty commitments due in 2018	1,600
License & royalty commitments due in 2019	1,531
License & royalty commitments due, thereafter	2,116
License & royalty commitments due, total	$ 10,554